Business Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Business Organization and Nature of Operations

Note 1 - Organization and Nature of Operations

Organization and Nature of Operations

EzFill Holding, Inc. and Subsidiary (“EzFill,” “EHI,” “we,” “our” or “the Company”), and its operating subsidiary, was incorporated on March 28, 2019, in the State of Delaware and operates in Florida providing an on-demand mobile gas delivery service. Its wholly owned subsidiary Neighborhood Fuel Holdings, LLC is inactive.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements (“U.S. GAAP”) and with the instructions to Form 10-Q and Article 8 of Regulation S-X of the United States Securities and Exchange Commission (“SEC”). Accordingly, they do not contain all information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements.

In the opinion of the Company’s management, the accompanying unaudited consolidated financial statements contain all of the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of September 30, 2023 and the results of operations and cash flows for the periods presented. The results of operations for the nine months ended September 30, 2023 are not necessarily indicative of the operating results for the full fiscal year or any future period.

These unaudited consolidated financial statements should be read in conjunction with the financial statements and related notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on March 20, 2023.

Management acknowledges its responsibility for the preparation of the accompanying unaudited consolidated financial statements which reflect all adjustments, consisting of normal recurring adjustments, considered necessary in its opinion for a fair statement of its consolidated financial position and the consolidated results of its operations for the periods presented.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Liquidity and Going Concern

As reflected in the accompanying consolidated financial statements, for the nine months ended September 30, 2023, the Company had:

●	Net loss of $7,044,320; and
●	Net cash used in operations was $5,439,667

Additionally, at September 30, 2023, the Company had:

●	Accumulated deficit of $41,889,481
●	Stockholders’ equity of $137,506; and
●	Working capital deficit of $3,103,544

The Company anticipates that it will need to raise additional capital immediately in order to continue to fund its operations. The Company has relied on a related party for funding its operations over the past couple of months. There is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all. There is also no assurance that the amount of funds the Company might raise will enable the Company to complete its initiatives or attain profitable operations.

The Company’s operating needs include the planned costs to operate its business, including amounts required to fund working capital and capital expenditures. The Company’s future capital requirements and the adequacy of its available funds will depend on many factors, including the Company’s ability to successfully expand to new markets, competition, and the need to enter into collaborations with other companies or acquire other companies to enhance or complement its product and service offerings.

There can be no assurances that financing will be available on terms which are favorable, or at all. If the Company is unable to raise additional funding to meet its working capital needs in the future, it will be forced to delay, reduce, or cease its operations.

We manage liquidity risk by reviewing, on an ongoing basis, our sources of liquidity and capital requirements. The Company had cash on hand of $405,230 at September 30, 2023.

The Company has historically incurred significant losses since inception and has not demonstrated an ability to generate sufficient revenues from the sales of its products and services to achieve profitable operations. In making this assessment we performed a comprehensive analysis of our current circumstances including: our financial position, our cash flows and cash usage forecasts for the twelve months ended September 30, 2024, and our current capital structure including equity-based instruments and our obligations and debts.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management’s strategic plans include the following:

●	Seeking to expand into new markets,
●	Collaborations with other operating businesses; and
●	Acquire other businesses to enhance or complement our current business model while accelerating our growth.

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Business Organization and Nature of Operations

Note 1 – Business Organization and Nature of Operations

Next Charging LLC (“Next Charging LLC” or the “Company”) was incorporated on April 20, 2016, under the laws of the State of Florida. Next Charging LLC is a Next Charging is a forward-thinking technology company dedicated to revolutionizing the vehicle (EV) charging industry. The Company owns the patent for contactless transactions, included payment processing across a communication network or charging a vehicle without physical cables or connecters.

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the unaudited financial position of Next Charging LLC as of September 30, 2023 and September 30, 2022, and the unaudited results of its operations and cash flows for the nine months ended September 30, 2023 and 2022.

Note 1 – Business Organization and Nature of Operations

Next Charging LLC (“Next Charging LLC” or the “Company”) was incorporated on April 20, 2016, under the laws of the State of Florida. Next Charging LLC is a Next Charging is a forward-thinking technology company dedicated to revolutionizing the vehicle (EV) charging industry. The Company owns the patent for contactless transactions, included payment processing across a communication network or charging a vehicle without physical cables or connecters.

The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the audited financial position of Next Charging LLC as of December 31, 2022 and December 31, 2021, and the audited results of its operations and cash flows for the years ended December 31, 2022 and 2021.